Trade Accounts Payable - Summary of Trade Accounts Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Trade And Other Current Payables [line items]
Invoices payable	R$ 126,003		R$ 116,218
Services to be billed	46,833		9,808
Related parties	503		2,087
Total	R$ 173,339	R$ 128,113	R$ 128,113